Ultimate controlling party	12 Months Ended
Dec. 31, 2024
Ultimate controlling party
Ultimate controlling party

27Ultimate controlling party

On December 23, 2024, upon consummation of the Partial Conversion, the ultimate controlling party became Mudrick Capital (including funds, investors, entities or accounts that are managed, sponsored or advised by it or its affiliates). Jason Mudrick is the founder, general partner and Chief Investment Officer of Mudrick Capital. Mr. Mudrick, through Mudrick Capital, is responsible for the voting and investment decisions relating to such ordinary shares held directly or indirectly by Mudrick Capital.

Prior to December 23, 2024 the ultimate controlling party was Stephen Fitzpatrick.